CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC. (Details 2) (USD $)					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities					$ 0	$ (14,338)	$ 10,976,260
Net cash provided by investing activities					0	0	(12,322,324)
Net cash provided by financing activities					(50,158)	0	1,410,560
Cash as of January 1	8,046,950	2,959,219	4,407,246	2,431,893	50,158	64,496	0
Cash as of December 31	$ 8,046,950	$ 2,959,219	$ 4,407,246	$ 2,431,893	$ 0	$ 50,158	$ 64,496